Risk Management and Derivative Instruments - Open Commodity Positions Disaggregated Basis (Detail) (Disaggregated Basis Swap [Member])	12 Months Ended
Dec. 31, 2014 MMBTU
2015 [Member] | Natural Gas Derivative Contracts NGPL TexOk Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,280,000
Spread	(0.11)
2015 [Member] | Natural Gas Derivative Contracts HSC Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	150,000
Spread	(0.08)
2015 [Member] | Natural Gas Derivative Contracts CIG Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	210,000
Spread	(0.25)
2015 [Member] | Natural Gas Derivative Contracts TETCO STX Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	300,000
Spread	(0.09)
2015 [Member] | Crude Oil Derivative Contracts Midway-Sunset Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	57,500
2015 [Member] | Crude Oil Derivative Contracts Midland Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	40,000
2015 [Member] | Brent | Crude Oil Derivative Contracts Midway-Sunset Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Spread	(9.73)
2015 [Member] | WTI | Crude Oil Derivative Contracts Midland Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Spread	(3.25)
2016 [Member] | Natural Gas Derivative Contracts NGPL TexOk Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,103,333
Spread	(0.06)
2016 [Member] | Natural Gas Derivative Contracts HSC Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	135,000
Spread	0.07
2016 [Member] | Natural Gas Derivative Contracts TETCO STX Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	270,000
Spread	0.06
2016 [Member] | Crude Oil Derivative Contracts Midway-Sunset Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	55,000
2016 [Member] | Crude Oil Derivative Contracts Midland Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	40,000
2016 [Member] | Brent | Crude Oil Derivative Contracts Midway-Sunset Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Spread	(13.35)
2016 [Member] | WTI | Crude Oil Derivative Contracts Midland Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Spread	(4.34)
2017 [Member] | Natural Gas Derivative Contracts NGPL TexOk Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	300,000
Spread	(0.05)
2017 [Member] | Natural Gas Derivative Contracts HSC Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	115,000
Spread	0.14
2018 [Member] | Natural Gas Derivative Contracts HSC Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	115,000
Spread	0.15